CONCENTRATIONS	6 Months Ended
Dec. 31, 2021
CONCENTRATIONS
CONCENTRATIONS

23. CONCENTRATIONS

For the six months ended December 31, 2020, CNPC represented approximately 36.7% and SINOPEC represented approximately 20.9% of the Company's total revenues, respectively. At December 31, 2020, CNPC accounted for 29.8% and another one customer accounted for 11.0% of the Company’s trade accounts receivable, net, respectively.

For the six months ended December 31, 2021, CNPC represented 48%, SINOPEC represented 26%, and another customer represented 14% of the Company’s total revenue, respectively. At December 31, 2021, CNPC accounted for 54%, SINOPEC represented 13% and another customer accounted for 13% of the Company’s trade accounts receivable, net, respectively.